INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Income Tax Provision
	Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010
Current tax expense:
Foreign	$(1,800)	$16,645	$11,188
Total current	(1,800)	16,645	11,188
Deferred tax expense:
Foreign	9,126	4,717	1,642
Total deferred	9,126	4,717	1,642
Income tax provision	$7,326	$21,362	$12,830

Schedule of Profit (Loss) Before Taxes
	Year Ended
	December 31, 2011	December 31, 2011	December 31, 2010
Profit (loss) before taxes
Domestic	$(83,049)	$(47,541)	$(70,068)
Foreign	20,106	50,373	40,531
Total income (loss) before taxes	$(62,943)	$2,832	$(29,537)

Schedule of Deferred Tax Asset/Liability
	As of December 31,
	2012	2011
Net deferred tax benefit - current
Net operating loss carryforwards	$758	$758
Employees benefits and compensation	4,409	5,926
Accruals, reserves and others	5,435	5,174
	10,602	11,858
Valuation allowance	(1,346)	(1,369)
Total net current deferred tax benefit	$9,256	$10,489

	As of December 31,
	2012	2011
Net deferred tax benefit - long-term
Deferred tax assets -
Net operating loss carryforwards	$271,631	$256,139
Employees benefits and compensation	5,756	5,699
Research and development	1,879	2,707
Others	664	1,684
	279,930	266,229
Valuation allowance	(238,719)	(222,568)
	41,211	43,661
Deferred tax liability - depreciation and amortization	(55,099)	(48,721)
Intangible assets	(10,434)	(12,785)
Debt discount	(1,203)	(1,209)
Others	(1,279)	(1,374)
Total net long-term deferred tax liability	$(26,804)	$(20,428)

Schedule of Reconciliation of Unrecognized Tax Benefits
Unrecognized tax benefits
Balance at January 1, 2012	$32,377
Additions for tax positions of prior year	(275)
Translation differences	(719)
Settlements	(3,969)
Balance at December 31, 2012	$27,414
Unrecognized tax benefits
Balance at January 1, 2011	$14,908
Additions for tax positions of current year	8,462
Additions for tax positions of prior year	9,730
Reductions for tax positions of prior year	(723)
Balance at December 31, 2011	$32,377

Unrecognized tax benefits
Balance at January 1, 2010	$10,929
Additions for tax positions of current year	4,937
Additions for tax positions of prior year	249
Reductions for tax positions of prior year	(1,207)
Balance at December 31, 2010	$14,908

Schedule of Effective Income Tax Rate Reconciliation
	Year ended December 31,
	2012	2011	2010
Tax expense (benefit) computed at statutory rates	$(15,736)	$680	$(7,384)
Effect of different tax rates in different jurisdictions	7,514	10,683	7,552
Tax benefits for which deferred taxes were not recorded	15,955	7,300	17,467
Domestic Production Activities Deduction	--	--	(1,136)
Permanent differences and other, net	(407)	2,699	(3,669)
Income tax provision (benefit)	$7,326	$21,362	$12,830